Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CYBER HORNET TRUST
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF
Shareholder Report [Line Items]
Fund Name	Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF
Class Name	Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF
Trading Symbol	EEE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF for the period of January 29, 2026 (commencement of operations), to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cyberhornets.com/fund/eee. You can also request this information by contacting us at 1-844-282-3837.
Additional Information Phone Number	1-844-282-3837
Additional Information Website	https://www.cyberhornets.com/fund/eee
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment1,[2]
Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF	$38	0.95%
[1],[2]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.95%
Net Assets	$ 492,651
Holdings Count | $ / shares	454
Advisory Fees Paid, Amount	$ 1,939
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$492,651
Number of Holdings	454
Total Advisory Fees Paid	$1,939
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(% of net assets)
Ethereum	22.6%
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Alphabet, Inc.	4.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.1%
Micron Technology, Inc.	1.6%
Meta Platforms, Inc.	1.5%
Tesla, Inc.	1.5%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://www.cyberhornets.com/fund/eee
Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF
Shareholder Report [Line Items]
Fund Name	Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF
Class Name	Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF
Trading Symbol	SSS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF for the period of January 29, 2026 (commencement of operations), to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cyberhornets.com/fund/sss. You can also request this information by contacting us at 1-844-282-3837.
Additional Information Phone Number	1-844-282-3837
Additional Information Website	https://www.cyberhornets.com/fund/sss
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment1,[2]
Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF	$42	0.95%
[3],[4]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
Net Assets	$ 1,498,101
Holdings Count | $ / shares	450
Advisory Fees Paid, Amount	$ 1,960
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,498,101
Number of Holdings	450
Total Advisory Fees Paid	$1,960
Portfolio Turnover	106%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(% of net assets)
Solana	26.7%
First American Treasury Obligations Fund - Class X	8.3%
NVIDIA Corp.	5.6%
Grayscale Solana Staking ETF	5.2%
Apple, Inc.	4.9%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.4%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.9%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://www.cyberhornets.com/fund/sss
Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF
Shareholder Report [Line Items]
Fund Name	Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF
Class Name	Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF
Trading Symbol	XXX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF for the period of January 29, 2026 (commencement of operations), to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cyberhornets.com/fund/xxx. You can also request this information by contacting us at 1-844-282-3837.
Additional Information Phone Number	1-844-282-3837
Additional Information Website	https://www.cyberhornets.com/fund/xxx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment1,[2]
Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF	$38	0.95%
[5],[6]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.95%
Net Assets	$ 492,790
Holdings Count | $ / shares	452
Advisory Fees Paid, Amount	$ 1,942
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$492,790
Number of Holdings	452
Total Advisory Fees Paid	$1,942
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(% of net assets)
XRP	22.5%
NVIDIA Corp.	6.1%
Apple, Inc.	5.2%
Alphabet, Inc.	4.7%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.9%
Broadcom, Inc.	2.1%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc.	1.6%
Tesla, Inc.	1.5%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://www.cyberhornets.com/fund/xxx

[1]
1	Annualized

[2]
2	Amount shown reflects the expenses of the Fund from January 29, 2026 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
1	Annualized

[4]
2	Amount shown reflects the expenses of the Fund from January 29, 2026 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[5]
1	Annualized

[6]
2	Amount shown reflects the expenses of the Fund from January 29, 2026 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.